Short-term borrowings and long-term debt (Tables)	12 Months Ended
Mar. 31, 2017
Debt Disclosure [Abstract]
Short-Term Borrowings

Short-term borrowings are comprised of the following:

	Yen in millions
	March 31
	2016	2017
Unsecured loans:
with a weighted-average interest rate of 7.70% with a weighted-average interest rate of 7.29%	86,467
		64,046
Secured loans:
with a weighted-average interest rate of 0.00%		20,000
Repurchase agreement:
with a weighted-average interest rate of 0.01%	62,805
with a weighted-average interest rate of 0.01%		310,609
Secured call money:
with a weighted-average interest rate of (0.08)%		70,000

	149,272	464,655

Long-Term Debt

Long-term debt is comprised of the following:

	Yen in millions
	March 31
	2016	2017
Unsecured loans, representing obligations principally to banks:
Due 2016 to 2024, with interest rates ranging from 0.27% to 5.47% per annum	237,850
Due 2017 to 2024, with interest rates ranging from 0.24% to 5.10% per annum		63,248
Unsecured 0.55% bonds, due 2016	10,000
Unsecured 0.66% bonds, due 2017	45,000
Unsecured 0.43% bonds, due 2018	10,000	10,000
Unsecured 0.86% bonds, due 2018	150,000	150,000
Unsecured 2.00% bonds, due 2018	16,300	16,300
Unsecured 0.05% bonds, due 2019		69,793
Unsecured 2.07% bonds, due 2019	50,000	50,000
Unsecured 0.23% bonds, due 2021		89,670
Unsecured 1.41% bonds, due 2022	10,000	10,000
Unsecured 0.28% bonds, due 2023		15,000
Unsecured 0.42% bonds, due 2026		24,887
Unsecured zero coupon convertible bonds, due 2022	120,000	120,000
Secured 0.10% loans, due 2016 to 2019	40,000
Secured 0.00% loans, due 2019 to 2020		70,000
Capital lease obligations and other:
Due 2016 to 2024, with interest rates ranging from 0.36% to 9.99% per annum	43,248
Due 2017 to 2027, with interest rates ranging from 0.36% to 8.90% per annum		34,224
Guarantee deposits received	11,875	11,764

	744,273	734,886
Less — Portion due within one year	187,668	53,424

	556,605	681,462

Aggregate Amounts of Annual Maturities of Long-Term Debt

Aggregate amounts of annual maturities of long-term debt are as follows:

Fiscal year ending March 31	Yen in millions
2017	53,424
2018	203,639
2019	145,667
2020	55,000
2021	102,517
Later fiscal years	174,639

Total	734,886